Cover	Jun. 22, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 22, 2026
Entity File Number	001-40069
Entity Registrant Name	AmpliTech Group, Inc.
Entity Central Index Key	0001518461
Entity Tax Identification Number	27-4566352
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	155 Plant Avenue
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	(631)
Local Phone Number	521-7831
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	AMPG
Security Exchange Name	NASDAQ
Series A Right to purchase one share of common stock
Title of 12(b) Security	Series A Right to purchase one share of common stock
Trading Symbol	AMPGR
Security Exchange Name	NASDAQ
Series B Right to purchase one share of common stock
Title of 12(b) Security	Series B Right to purchase one share of common stock
Trading Symbol	AMPGZ
Security Exchange Name	NASDAQ